Investment Portfolio - September 30, 2025

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 34.4%

Non-Convertible Corporate Bonds- 34.4%
Communication Services - 0.8%
Entertainment - 0.8%
The Walt Disney Co., 6.65%, 11/15/2037	1,970,000	$2,275,721

Consumer Discretionary - 1.1%
Household Durables - 0.9%
DR Horton, Inc., 4.85%, 10/15/2030	2,380,000	2,427,599

Specialty Retail - 0.2%
Ross Stores, Inc., 1.875%, 4/15/2031	810,000	706,355

Total Consumer Discretionary		3,133,954

Energy - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	1,535,000	1,335,462
Cenovus Energy, Inc. (Canada) , 6.75%, 11/15/2039	3,380,000	3,735,058
Energy Transfer LP,
7.375%, 2/1/2031[2]	2,330,000	2,433,930
6.50%, 2/1/2042	3,465,000	3,677,953
Kinder Morgan, Inc., 4.80%, 2/1/2033	1,970,000	1,970,796

Total Energy		13,153,199

Financials - 18.2%
Banks - 12.8%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	4,015,000	3,657,213
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	3,630,000	3,560,852
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[3]	2,310,000	2,322,553
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[3]	2,330,000	2,428,549
Huntington Bancshares, Inc., 2.55%, 2/4/2030	2,590,000	2,397,673
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	5,900,000	5,954,987
KeyBank NA, 5.85%, 11/15/2027	2,200,000	2,269,652
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	3,600,000	3,674,767
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	3,795,000	3,575,339
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[3]	3,360,000	3,396,371
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[3]	3,350,000	3,429,052
		36,667,008

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 1.7%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	3,390,000	$3,601,263
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,3,4]	1,250,000	1,227,750
		4,829,013
Consumer Finance - 1.6%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[3]	4,200,000	4,539,030

Insurance - 2.1%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	1,210,000	1,236,036
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	1,210,000	1,235,268
New York Life Global Funding, 4.70%, 1/29/2029[2]	1,210,000	1,233,164
SiriusPoint Ltd. (Sweden) , 7.00%, 4/5/2029	2,325,000	2,458,277
		6,162,745
Total Financials		52,197,796

Industrials - 2.1%
Ground Transportation - 0.4%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[3]	1,220,000	1,220,555

Trading Companies & Distributors - 1.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,450,000	2,361,601
Ashtead Capital, Inc. (United Kingdom) , 4.00%, 5/1/2028[2]	2,320,000	2,301,171
		4,662,772
Total Industrials		5,883,327

Materials - 0.8%
Metals & Mining - 0.8%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia) , 4.40%, 9/29/2027[2]	2,346,913	2,333,740

Real Estate - 2.9%
Retail REITs - 0.9%
Simon Property Group LP, 2.65%, 2/1/2032	2,921,000	2,616,822

Specialized REITs - 2.0%
Safehold GL Holdings LLC, 6.10%, 4/1/2034	2,150,000	2,264,362

Investment Portfolio - September 30, 2025

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Tower Trust, 6.599%, 1/15/2028[2]	3,370,000	$3,460,252
		5,724,614
Total Real Estate		8,341,436

Utilities - 3.9%
Electric Utilities - 2.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	2,290,000	2,448,530
Duke Energy Florida LLC, 6.40%, 6/15/2038	3,720,000	4,176,504
		6,625,034
Independent Power and Renewable Electricity Producers - 1.6%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	4,245,000	4,505,409

Total Utilities		11,130,443

TOTAL CORPORATE BONDS
(Identified Cost $95,750,315)		98,449,616

ASSET-BACKED SECURITIES - 18.3%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,600,000	1,624,102
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054[2]	2,000,000	1,982,561
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,113,712	1,472,503
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	895,325	691,656
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[2]	2,000,000	2,023,582
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	990,000	1,028,685
Commonbond Student Loan Trust,
Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	422,399	379,833
Compass Datacenters Issuer II LLC,
Series 2024-2A, Class A1, 5.022%, 8/25/2049[2]	1,500,000	1,504,418
DataBank Issuer,
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	875,281
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,350,000	1,347,194
ECMC Group Student Loan Trust, Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 5.506%, 11/27/2073[2,5]	1,129,129	1,139,651

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

ECMC Group Student Loan Trust, (continued)
Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 5.317%, 11/25/2074[2,5]	1,900,000	$1,899,891
FIP Master Funding LLC, Series 2024-1A, Class A1, 4.88%, 10/15/2054[2]	1,995,370	1,985,013
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	1,525,000	1,480,892
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	610,629	508,329
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	1,610,000	1,610,503
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, (Cayman Islands), 5.375%, 9/15/2049[2]	2,470,000	2,493,419
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,400,000	2,422,013
HTS Fund II LLC, Series 2025-1, Class A, 5.351%, 6/23/2045[2]	1,350,000	1,356,482
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 5.557%, 2/15/2039[2,5]	1,500,000	1,470,005
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604%, 9/20/2065[2]	1,400,000	1,415,772
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[2]	1,428,343	1,440,379
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	304,558	289,156
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	233,045	213,373
Nelnet Student Loan Trust,
Series 2006-2, Class A7, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.842%), 5.182%, 1/26/2037[2,5]	1,713,762	1,699,947
Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.171%, 3/26/2040[2,5]	401,353	398,467
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.85%, 11/20/2050[2]	1,733,968	1,655,438
Oxford Finance Credit Fund III LP, Series 2025-A, Class A2, 5.878%, 8/14/2034[2]	1,900,000	1,921,077
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,560,843	1,547,343
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,744,918	1,755,407
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	176,913	176,040

Investment Portfolio - September 30, 2025

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

PEAR LLC, (continued)
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,016,948	$1,040,094
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	581,545	587,371
PHEAA Student Loan Trust, Series 2016-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.264%), 5.621%, 9/25/2065[2,5]	301,529	303,860
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,393,270	1,314,152
SLC Student Loan Trust, Series 2005-3, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 4.779%, 12/15/2039[5]	2,728,063	2,645,560
SLM Student Loan Trust,
Series 2011-2, Class A2, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.314%), 5.671%, 10/25/2034[5]	309,098	311,141
Series 2013-6, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.121%, 6/26/2028[5]	906,741	904,550
SMB Private Education Loan Trust,
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	26,813	26,613
Series 2017-B, Class A2B, (1 mo. U.S. Secured Overnight Financing Rate + 0.864%), 5.015%, 10/15/2035[2,5]	121,437	121,309
Series 2024-E, Class A1A, 5.09%, 10/16/2056[2]	857,148	868,779
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	1,035,018
Tricon American Homes, Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,389,097	1,359,277
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $53,024,503)		52,326,136

COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1%

Agate Bay Mortgage Trust, Series 2016-2, Class A3, 3.50%, 3/25/2046[2,6]	750,979	689,899
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	731,592	709,682
BX Trust, Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 5.642%, 6/15/2041[2,5]	1,900,000	1,899,758
Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,6]	197,538	182,981
Series 2018-J1, Class A2, 3.50%, 2/25/2048[2,6]	3,349,364	3,018,284

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%, 7/25/2050	3,370,177	$2,949,599
Series 2021-69, Class WJ, 1.50%, 10/25/2050	546,719	474,294
Finance of America Structured Securities Trust,
Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,350,420	1,343,807
Series 2025-S1, Class A1, 3.50%, 2/25/2075[2]	1,587,418	1,534,130
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50%, 9/25/2051[2,6]	711,240	589,206
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class X1 (IO), 1.437%, 1/25/2030[6]	14,901,567	702,593
Freddie Mac REMICS,
Series 5189, Class CP, 2.50%, 6/25/2049	3,584,108	3,170,501
Series 5501, Class JL, 3.50%, 6/25/2048	1,850,000	1,522,183
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	207,351	179,380
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,6]	693,508	616,051
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	458,874	409,456
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	535,678	479,845
Series 2022-PJ3, Class A6, 3.00%, 8/25/2052[2,6]	1,582,108	1,366,735
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.393%), 5.543%, 3/15/2042[2,5]	1,640,000	1,640,057
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	633,349	541,041
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,7]	1,102,683	1,050,415
J.P. Morgan Mortgage Trust,
Series 2016-3, Class 2A2, 2.50%, 10/25/2046[2,6]	422,715	396,406
Series 2019-INV3, Class A3, 3.50%, 5/25/2050[2,6]	518,257	466,955
Series 2019-INV3, Class A3A, 3.00%, 5/25/2050[2,6]	389,934	337,430
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,6]	2,274,530	1,794,349
Series 2022-INV3, Class A3B, 3.00%, 9/25/2052[2,6]	1,531,221	1,323,454
JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A3, 4.415%, 1/25/2063[2,6]	1,619,100	1,557,331
Series 2025-1, Class A3, 3.692%, 1/25/2063[2,6]	1,108,192	1,000,013

Investment Portfolio - September 30, 2025

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Wealth Management, Series 2020-ATR1, Class A3, 3.00%, 2/25/2050[2,6]	1,808,675	$1,586,957
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.509%, 4/5/2042[2,6]	1,000,000	882,502
NYMT Loan Trust, Series 2025-INV1, Class A1, 5.402%, 4/25/2060[2,7]	1,710,689	1,721,898
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,7]	1,863,107	1,873,505
Oceanview Mortgage Loan Trust, Series 2020-1, Class A1A, 1.733%, 5/28/2050[2,6]	301,157	279,602
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.158%, 7/25/2029 (Acquired 07/24/2023, cost $181,192)[5,8]	181,192	181,175
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	580,796	501,636
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	1,257,631	1,040,829
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	737,596	611,732
Series 2021-6, Class A5, 2.50%, 12/25/2051[2,6]	789,625	699,510
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2]	752,958	753,756
Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%, 5/25/2043[2,6]	401,630	357,282
Series 2013-9, Class A1, 3.50%, 7/25/2043[2,6]	3,170,474	2,918,931
Series 2017-3, Class A19, 3.50%, 4/25/2047[2,6]	1,265,081	1,139,283
Series 2023-2, Class A4, 5.00%, 3/25/2053[2,6]	3,007,144	2,982,867
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.443%), 5.593%, 2/15/2042[2,5]	1,500,000	1,491,336
Verus Securitization Trust, Series 2024-R1, Class A2, 5.47%, 9/25/2069[2,7]	1,437,290	1,439,326
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.742%), 5.892%, 6/15/2042[2,5]	1,360,000	1,360,393
WinWater Mortgage Loan Trust, Series 2015-3, Class A1, 3.50%, 3/20/2045[2,6]	1,004,306	932,423

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $56,815,427)		54,700,778

	PRINCIPAL AMOUNT1/ SHARES	VALUE

FOREIGN GOVERNMENT BONDS - 1.0%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]
(Identified Cost $2,857,946)	2,865,000	$2,908,462

U.S. GOVERNMENT AGENCIES - 25.2%

Mortgage-Backed Securities - 22.7%
Fannie Mae
Pool #FS3146, UMBS, 4.50%, 10/1/2042	2,607,779	2,597,536
Pool #MA4851, UMBS, 5.00%, 11/1/2042	3,011,623	3,057,179
Pool #FS5443, UMBS, 4.50%, 6/1/2043	2,958,142	2,939,695
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,939,266	1,753,983
Pool #FS4253, UMBS, 3.50%, 3/1/2050	2,957,938	2,750,894
Pool #FM6890, UMBS, 3.00%, 6/1/2050	1,590,086	1,425,041
Pool #CA6316, UMBS, 3.00%, 7/1/2050	1,317,241	1,160,865
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,116,041	1,892,210
Pool #FS1807, UMBS, 3.50%, 7/1/2051	3,363,197	3,117,456
Pool #FS1838, UMBS, 3.00%, 12/1/2051	3,690,602	3,284,325
Pool #BV5383, UMBS, 3.00%, 4/1/2052	2,161,954	1,922,030
Pool #MA4626, UMBS, 4.00%, 6/1/2052	3,339,630	3,161,800
Pool #MA4737, UMBS, 5.00%, 8/1/2052	3,171,494	3,163,968
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,009,278	2,036,983
Pool #CB6326, UMBS, 5.50%, 5/1/2053	2,296,865	2,325,206
Pool #FS9453, UMBS, 4.50%, 8/1/2053	2,838,105	2,767,104
Pool #FS6206, UMBS, 5.50%, 10/1/2053	3,537,702	3,604,339
Freddie Mac
Pool #SC0393, UMBS, 5.00%, 6/1/2043	2,584,575	2,615,153
Pool #SD8230, UMBS, 4.50%, 6/1/2052	4,061,751	3,960,884
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,001,299	3,044,881
Pool #QE9161, UMBS, 4.50%, 9/1/2052	3,294,639	3,211,294
Pool #SD8276, UMBS, 5.00%, 12/1/2052	5,583,863	5,574,685

Investment Portfolio - September 30, 2025

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	3,541,674	$3,547,393

Total Mortgage-Backed Securities
(Identified Cost $65,038,223)		64,914,904
Other Agencies - 2.5%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032
(Identified Cost $7,074,027)	6,215,000	7,057,019

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $72,112,250)		71,971,923

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management, Institutional Shares, 4.04%[9]
(Identified Cost $3,821,479)	3,821,479	3,821,479

TOTAL INVESTMENTS - 99.3%
(Identified Cost $284,381,920)		284,178,394
OTHER ASSETS, LESS LIABILITIES - 0.7%		2,076,731
NET ASSETS - 100%		$286,255,125

IO - Interest only

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2025 was $120,824,492, which represented 42.2% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2025.

4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of September 30, 2025.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2025.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2025.

8Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2025 was $181,175, or 0.1% of the Series’ Net Assets.

9Rate shown is the current yield as of September 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - September 30, 2025

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$71,971,923	$—	$71,971,923	$—
Corporate debt:
Communication Services	2,275,721	—	2,275,721	—
Consumer Discretionary	3,133,954	—	3,133,954	—
Energy	13,153,199	—	13,153,199	—
Financials	52,197,796	—	52,197,796	—
Industrials	5,883,327	—	5,883,327	—
Materials	2,333,740	—	2,333,740	—
Real Estate	8,341,436	—	8,341,436	—
Utilities	11,130,443	—	11,130,443	—
Asset-backed securities	52,326,136	—	52,326,136	—
Commercial mortgage-backed securities	54,700,778	—	54,700,778	—
Foreign government bonds	2,908,462	—	2,908,462	—
Short-Term Investment	3,821,479	3,821,479	—	—
Total assets	$284,178,394	$3,821,479	$280,356,915	$—

There were no Level 3 securities held by the Series as of December 31, 2024 or September 30, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.